LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2011
LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS [Abstract]
LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS

NOTE 2 LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS

The Company's financial statements for the year ended December 31, 2011 have been prepared assuming that it will continue as a going concern. To date,

the Company has generated no revenues, has substantial operating losses and an accumulated deficit since its inception in November 2008. The Company incurred a net loss from continuing operations of ($70,578) and used $76,610 of cash in continuing operations for the year ended December 31, 2011. At December 31,

2011, the Company had a working capital deficit of ($3,693), limited financial resources available to pay ongoing financial obligations as they become due and

($229,856) of accumulated deficit. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the

Company's business plan will be successfully executed. Our ability to execute our business plan will depend on our ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, we cannot give any assurance that we will generate substantial revenues or that our business operations will prove to be profitable.

The Company has principally financed its operations for the year ended

December 31, 2011, using proceeds from short term borrowings primarily from the sale of common shares and advances from related parties from time to time. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company's business plan will be successfully executed.

Our ability to execute our business plan will depend on our ability to obtain additional financing and achieve a profitable level of operations.

Management believes the Company's ability to continue operations are dependent on its ability to continue to raise capital and to market products that have been issued patents to the Company. At the present time, we have no commitments for any additional financing. If the Company is unable to raise additional capital or encounters unforeseen circumstances, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing its operations, suspending the pursuit of its business plan, and controlling overhead expenses. The Company cannot provide any assurance that it will raise additional capital as necessary nor can it provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. Management believes that the ability to raise additional capital could be negatively impacted as a result of its securities not being traded on an active trading market.